CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Cash Flows from Operating Activities:
Net Income	$ 135,901	$ 142,786	$ 173,359	$ 29,323
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation and amortization	577,044	494,467	1,032,566	896,697
Stock based compensation	76,221	74,386	158,728	41,340
Gain on forgiveness of debt	(307,300)
Gain on contingent liability		(350,000)
Loss on disposal of equipment	29,732
Gain on extinguishment of contingent liability			(350,000)	0
Changes in Assets and Liabilities:
Accounts receivable	385,134	72,069	136,849	(160,191)
Other assets	(344)	16,125	16,126	0
Prepaid expenses and other current assets	(25,443)	(71,168)	(132,132)	87,163
Right of use asset	43,362	40,473	82,356	(324,267)
Accounts payable and accrued expenses	53,857	(55,529)	44,620	(81,862)
Deferred revenue	(99,582)	56,517	28,951	(2,464)
Operating lease liability	(43,565)	(39,168)
Deferred rent			0	(18,890)
Operating lease liability			(80,743)	332,817
Net Cash Provided by Operating Activities	825,017	380,958	1,110,679	799,666
Cash Flows from Investing Activities:
Capital expenditures	(303,228)	(101,850)	(181,072)	(40,355)
Cash consideration for business acquisition	(5,937,275)
Net Cash Used in Investing Activities	(6,240,503)	(101,850)	(181,072)	(40,355)
Cash Flows from Financing Activities:
Repayments of capital lease obligations			0	0
Proceeds from issuance of note payable		481,977	481,977	0
Repayments of finance lease obligations related party	(603,495)	(397,719)	(718,690)	(741,940)
Repayments of finance lease obligations	(74,010)	(4,109)	(56,281)	0
Proceeds from issuance of common stock and warrants	9,454,894
Cash received for the exercised of options		5,400	5,400	5,400
Repayments of Dividend payable	(1,179,357)
Advance from Credit Line			0	75,000
Repayment of line of credit	(24)	(74,976)	(74,976)	0
Net Cash Provided by Financing Activities	7,598,008	10,573	(362,570)	(661,540)
Increase in Cash and Cash Equivalents	2,182,522	289,681	567,037	97,771
Cash and Cash Equivalents, Beginning of Period	893,598	326,561	326,561	228,790
Cash and Cash Equivalents, End of Period	3,076,120	616,242	893,598	326,561
Supplemental Disclosures
Cash paid for interest	78,136	77,095	168,837	177,451
Cash paid for income taxes			0	0
Non-cash investing and financing activities:
Accrual of preferred stock dividend	63,683	69,227	144,677	124,312
Assets acquired by finance lease	$ 50,000	$ 663,078	$ 808,261	$ 1,560,021